Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

On April 6, 2025, the Company received an amount of NIS 644,551 (approximately $171,468), as an advance payment from the Israeli Innovation Authority (the “IIA”) to fund the development of a device for the assessment of diabetic foot ulcers before skin breakage among diabetic patients. The IIA approved the Company’s program with a budget in total amount NIS 4,603,938 (approximately $1,222,786), which includes a grant of 40% or NIS 1,841,575 (approximately $489,035). The IIA grant will be distributed in tranches based on specific milestones and the progress of the product development, from January 1, 2025 to December 31, 2025. In consideration of the grant by the IIA, the Subsidiary is required to pay royalties at the rate of 3%-5% from the total sales until the repayment date of the full amount of the grant, plus annual interest at the SOFR rate. In addition, the IIA must approve any arrangement whereby the Subsidiary seeks to transfer the technology relating to the project, or its development, from Israel.

Note 19 – Subsequent Events

1.	In January 2025, in light of the Company’s cash position, the Company and its two officers agreed to reduce their salaries for the months of January and February 2025. According to this agreement, their salaries will range between NIS 6,000 (approximately $1,644) and NIS 10,000 (approximately $2,740) per month.

2.	On February 16, 2025, the Company obtained a short-term loan of NIS 140,000 (approximately $38,000) from Bank Hapoalim. The loan bears an annual interest rate of 9% and is repayable in two equal installments on April 30, 2025, and May 31, 2025. In March 2025, the Company repaid the loan.

3.	On march 11 ,2025 the Company entered into an Equity Purchase Agreement with Williamsburg Venture Holdings, LLC, a Nevada limited liability company (“Investor”), pursuant to which the Investor agreed to invest up to Fifteen Million Dollars ($15,000,000) over a 24-month period (unless otherwise determined therein) in accordance with the terms and conditions of an Equity Purchase Agreement, dated as of March 11, 2025, by and between the Company and the Investor (the “Equity Purchase Agreement”). In connection with the Equity Purchase Agreement, the parties also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to register with the Securities and Exchange Commission (the “SEC”) the Company’s common stock issuable under the Equity Purchase Agreement. Pursuant to the terms of the Equity Purchase Agreement, the Investor agreed to accept a put notice of up to $500,000 upon a registration statement being declared effective by the SEC.

During the term of the Equity Purchase Agreement, the Company shall be entitled to put to the Investor, and the Investor shall be obligated to purchase, such number of shares of common stock of the Company (such shares, the “Put Shares”) at such price as determined in accordance with the Equity Purchase Agreement. The per share purchase price for the Put Shares shall be equal to 90% of the market price defined as the average of the two (2) lowest Volume-Weighted Average Price (VWAP) for the five (5) consecutive trading days immediately preceding the relevant Clearing Date (defined therein), as reported by Bloomberg Finance L.P. or other reputable source. Further, in consideration of the Company’s Put rights, and subject to the terms of the Equity Purchase Agreement, the Investor was issued 1,000,000 shares of the Company’s common stock. Pursuant to the Equity Purchase Agreement, the Investor may not acquire at any point, more than 9.99% of the outstanding common stock of the Company.

4.	Effective March 26, 2025, IR-Med, Inc. (the “Company”) entered into a Note Purchase Agreement (the “Purchase Agreement”) with Mr. Ran Ziskind, Mr. Yaniv Cohen, and Mr. Oded Bashan for an aggregate amount of $31,200. Pursuant to the Purchase Agreement, the Company issued unsecured convertible promissory notes (the “Notes”) to Mr. Ziskind, Mr. Cohen, and Mr. Bashan in the principal amount of $10,400 for each Note. The Notes bear simple interest at a rate of 9% per annum and mature on the earlier of (i) March 26, 2026, or (ii) upon the completion by the Company of an equity or debt financing generating gross proceeds of at least $100,000. The Notes are convertible, at the election of the holder, on the maturity date into shares of the Company’s common stock at a price per share equal to 85% of the closing price of the common stock on the applicable trading market as of the maturity date. The Notes are subject to customary events of default, upon which the outstanding principal and accrued interest may become immediately due and payable. The Company may not prepay the principal amount without the consent of a majority of the holders of all outstanding Notes, though accrued interest may be paid at any time.

5.	On March 31, 2025, the Company’s board of directors decided to approve the extension of the expiration date of 3,636,634 warrants until June 30, 2025. This extension is subject to the approval of the warrants holders.